Other income/(loss) (net)	12 Months Ended
Mar. 31, 2021
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Other income/(loss) (net)
34.	Other income/(loss) (net)
Other income/(loss) (net) consist of the following:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Miscellaneous income	US$	190.5	Rs.	13,916.1	Rs.	14,958.0	Rs.	16,941.8
Incentives		170.6		12,475.7		9,738.9		10,035.3
Gain / (Loss) on change in fair value of commodity derivatives		189.0		13,820.9		(6,881.8)		847.5
Dividend income from investments measured at FVTOCI		2.5		183.7		209.0		—
Dividend income from investments measured at FVTPL		—		—		2.4		172.8
Profit on sale of investments measured at FVTPL		24.2		1,772.6		1,873.4		1,286.1
Profit on sale of investment in a subsidiary company (note below)		—		—		—		3,769.8
Fair value gain/(loss) on investments measured at FVTPL		2.7		199.1		(3,890.5)		2,385.4

Total	US$	579.5	Rs.	42,368.1	Rs.	16,009.4	Rs.	35,438.7

During the year ended March 31, 2019, the Company has sold investment in TAL Manufacturing Solutions Limited to Tata Advanced Systems Ltd.